LEGAL MATTERS	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Legal Matters
Legal Matters
Note 6: Legal Matters

Information regarding certain legal proceedings to which the Company is a party can be found in the description of legal proceedings contained in the Company’s most recent Annual Report on Form 10-K for the year ended March 31, 2013 previously filed with the Securities and Exchange Commission, and is incorporated herein by reference. There have not been any material developments with respect to such proceedings during the quarter to which this Report on Form 10-Q relates.

NOTE 9:                      LEGAL MATTERS

In addition to the matters described below, we may become involved in or subject to, routine litigation, claims, disputes, proceedings and investigations in the ordinary course of business, which in our opinion will not have a material adverse effect on our financial condition, cash flows or results of operations.

Cosmo Bioscience, Inc. et. al. v. Adamis Pharmaceuticals Corp. and Maurizio Zanetti

Cosmo Bioscience, Inc. et. al. v. Adamis Pharmaceuticals Corp. and Maurizio Zanetti was filed in San Diego Superior Court in May 2010. Plaintiffs were affiliated Cosmo Bioscience entities who claimed to have sublicensed certain patented technology from Eurogen BV, an entity wholly owned and controlled by Maurizio Zanetti. Plaintiffs claimed that Dr. Zanetti wrongfully terminated their license, and further that Dr. Zanetti improperly licensed the same technology to Adamis in violation of plaintiffs’ exclusive sublicense agreement. Plaintiffs asserted a single claim for declaratory relief seeking a declaration that the Cosmo sublicense was in full force and effect, and that the Adamis license is invalid.  On February 21, 2013, the Court resolved the motion in Adamis’ favor and dismissed the action with prejudice, thereby precluding the plaintiffs from bringing the suit again.

Curtis Leahy, et. al. v. Dennis J. Carlo, et al.

In May 2010, Curtis Leahy, et. al. v. Dennis J. Carlo, et al. was filed in San Diego Superior Court. The plaintiffs – Antaeus Capital Partners, Curtis Leahy, and David Amron – are Adamis shareholders. The defendants named in the Complaint are Adamis, Dennis Carlo, David Marguglio, Robert Hopkins, and Richard Aloi, who are (or, in the case of Mr. Aloi, were) officers and/or directors of Adamis. Plaintiffs assert claims for violations of Section 25401, 25501, and 25504 of the California Corporations Code, and claims for common law fraud and negligent misrepresentation based on the allegations that defendants misrepresented and omitted material information in private placement memoranda distributed by Adamis in 2006 and 2008 regarding, among other things, Adamis’ license rights with respect to certain patented anti-viral technology.

On May 27, 2011, plaintiffs filed a motion for class certification seeking to certify a putative class of shareholders who purchased stock pursuant to either or both of Adamis’ 2006 and 2008 private placement memoranda. On June 28, 2011, the court issued an order denying the plaintiffs’ motion for class certification on the grounds that (1) plaintiffs failed to meet their burden to show that there are common issues of fact to certify the class and (2) the individual plaintiffs were not adequate class representatives. Plaintiffs have appealed the court’s order denying class certification. The Company filed a motion for summary judgment on March 28, 2012. In June 2013, the Company and plaintiffs have entered into preliminary settlement negotiations.

The litigation fees and costs have been submitted to our insurance carrier who has agreed to pay the fees and costs pursuant to the terms of our insurance policy, subject to a reservation of rights letter.

Agape World, Inc.

Agape World, Inc. is a company involved in an involuntary bankruptcy proceeding filed in 2009. Its principal, Nicholas Cosmo, was indicted on many counts of wire fraud and other claims, based on allegations that he operated a Ponzi scheme through Agape and other entities.  Mr. Cosmo pled guilty in 2010 and to the Company’s knowledge is serving his sentence in prison.  More than three years before the date of this Report on Form 10-K, the bankruptcy trustee of Agape contacted Adamis by telephone, asserting that Agape World paid $1 million to Adamis for 2 million shares of common stock of Adamis, but that the stock was issued not to Agape World but instead to Mr. Cosmo, a principal of Agape World, and claiming that this constituted a fraudulent transfer. The Company believes that the trustee has recovered the stock from the principal. The Company responded to the trustee denying any fraudulent transfer or any other basis for a claim by the trustee. There has been no further communication between the trustee and Adamis for more than three years, and no suit or any action has been filed against Adamis. Management believes that the trustee has no basis for any fraudulent transfer or other claims against Adamis. Due to the limited nature of discussions with Agape, the early stage of this matter and the facts in this case, the outcome of this matter cannot be determined at this time.

The litigation described in this section could divert management time and attention from Adamis, could involve significant amounts of legal fees and other fees and expenses. An adverse outcome in any such litigation could have a material adverse effect on Adamis.